Restructuring Costs	12 Months Ended
Apr. 30, 2011
Restructuring Costs [Abstract]
RESTRUCTURING COSTS
13. RESTRUCTURING COSTS
In April 2009, we accrued $12 in costs related to our decision to reduce our workforce through involuntary employment termination and voluntary early retirement. That amount, which is reflected in selling, general, and administrative expenses, consisted of severance and other special termination benefits. We incurred no material additional expenses as a result of this reduction in workforce, which was completed in fiscal 2009, and we paid substantially all of the accrued amount during fiscal 2010.